As filed with the Securities and Exchange Commission on June 12, 2013

Registration No. 333-89661; 811-09645

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☒

Pre-Effective Amendment No.

☐

Post-Effective Amendment No. 118

☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

☒

Amendment No. 119

(Check appropriate box or boxes)

COLUMBIA FUNDS SERIES TRUST

(Exact Name of Registrant as specified in Charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 321-7854

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia LifeGoal Growth Portfolio and Columbia Masters International Equity Portfolio series. Information contained in the Registrant’s Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Series Trust, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 12th day of June, 2013.

COLUMBIA FUNDS SERIES TRUST

By:	/s/ J. Kevin Connaughton
Name: Title:	J. Kevin Connaughton President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ J. Kevin Connaughton J. Kevin Connaughton	President (Principal Executive Officer)	June 12, 2013

/s/ Michael G. Clarke Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	June 12, 2013

/s/ Joseph F. DiMaria Joseph F. DiMaria	Chief Accounting Officer (Principal Accounting Officer)	June 12, 2013

/s/ Stephen R. Lewis, Jr.* Stephen R. Lewis, Jr.	Chairman of the Board	June 12, 2013

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee	June 12, 2013

/s/ Edward J. Boudreau, Jr.* Edward J. Boudreau, Jr.	Trustee	June 12, 2013

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee	June 12, 2013

/s/ William P. Carmichael* William P. Carmichael	Trustee	June 12, 2013

/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee	June 12, 2013

/s/ William A. Hawkins* William A. Hawkins	Trustee	June 12, 2013

/s/ R. Glenn Hilliard* R. Glenn Hilliard	Trustee	June 12, 2013

/s/ Catherine James Paglia* Catherine James Paglia	Trustee	June 12, 2013

/s/ Leroy C. Richie* Leroy C. Richie	Trustee	June 12, 2013

/s/ Anthony M. Santomero* Anthony M. Santomero	Trustee	June 12, 2013

/s/ Minor M. Shaw* Minor M. Shaw	Trustee	June 12, 2013

/s/ Alison Taunton-Rigby* Alison Taunton-Rigby	Trustee	June 12, 2013

/s/ William F. Truscott* William F. Truscott	Trustee	June 12, 2013

*By:	/s/ Ryan C. Larrenaga
Ryan C. Larrenaga** Attorney-in-Fact June 12, 2013

**	Executed by Ryan C. Larrenaga on behalf of each of the Trustees pursuant to a Power of Attorney dated April 17, 2013 and incorporated by reference to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on May 2, 2013.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase